SECURTER SYSTEMS INC. (Tables)	6 Months Ended
Jun. 30, 2021
SECURTER SYSTEMS INC. DISCOUNTINUANCE OF OPERATIONS
Summarized financial statements of Securter Systems Inc.
June 30, 2020
$

Intangible assets	29,840
Total non-current assets	29,840

Cash	28,551
Sales tax receivable	4,827
Total current assets	63,218

Accounts payable and accrued liabilities	(51,653)
Loan from shareholders	(26,600)
Total current liabilities	(75,805)

Accumulated Deficit	(206,230)

Total net assets and deficit	(218,817)

The Company’s share of net assets and deficit	(21,326)
Non-controlling Interest’s share of net liabilities and deficit	(197,491)

Total net assets and deficit	(218,817)
	April 1 to June 30, 2021	April 1 to June 30, 2020	January 1 to June 30, 2021	January 1 to June 30, 2020
	$	$	$	$
LOSS FOR THE PERIODS FROM DISCONTINUED OPERATIONS

EXPENSES
Accounting, Audit and Legal	-	2,416	-	3,707
Advertising and Promotion	-	118	-	477
Consulting Fees	-	1,905	-	3,736
Development Costs	-	18,831	-	36,355
Exchange Rate Loss	-	1,303	-	849
Interest and Bank Charges	-	72	-	206
General and Administration Expenses	-	0	-	170
Salaries	-	0	-	1,958

Total Expenses	-	24,645	-	47,458

Net Loss From Discontinued Operations	-	(24,645)	-	(47,458)
	April 1 to June 30, 2021	April 1 to June 30, 2020	January 1 to June 30, 2021	January 1 to June 30, 2020
CASH PROVIDED BY (USED FOR):	$	$	$	$

DISCONTINUED OPERATIONS ACTIVITIES
Net Loss for the Period	-	(24,645)	-	(47,458)

Changes in Non-Cash Working Capital Accounts:
Change in GST Receivable	-	(1,380)	-	(1,380)
Change in trade and other payables	-	(4,585)	-	(4,492)

Net cash from (used in) discontinued operations	-	(30,610)	-	(53,330)

Cash invested in Securter Systems Inc.	-	55,288	-	81,838
Advances from Minority Interest	-	-	-	35

INCREASE IN CASH	-	24,678	-	28,543
	-
Cash, Beginning of the Period	-	3,873	-	8

CASH, END OF THE PERIOD	-	28,551	-	28,551
	Six Months ended June 30, 2021	Six Months ended June 30, 2020
	$	$
Cash used in investing activities related to Securter System Inc.:
Cash invested in Securter Systems Inc.	-	81,838

Net cash (used in) investment in discontinued operations	-	81,838